Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RYDEX VARIABLE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2021
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2021